Summary of Significant Accounting Policies (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit amount (in Dollars)			$ 800,000		$ 500,000
Fixed deposit amount				$ 886
Interest earned on restricted cash	$ 1,698	$ 12,581
Salvage value percentage	0.00%		0.00%
Right of use assets	$ 189,264			255,389
Lease liabilities	$ 213,948			273,814
Borrowing rate	5.625%
Percentage of voting interest	10.00%
Contract liabilities	$ 665,565			560,621
Allowance for doubtful accounts for accounts receivable	15,901			$ 14,237		$ 25,676
Impairment of long-lived assets
Potentially dilutive securities | shares
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed deposits percentage	2.90%		2.90%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Fixed deposits percentage	4.46%		4.46%
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Borrowing rate	5.625%